Unaudited Pro Forma Condensed Combined Statement of Operations ₩ in Thousands	12 Months Ended
Dec. 31, 2025 KRW (₩)
IfrsStatementLineItems [Line Items]
Total revenues	₩ 78,080,920
Cost of revenue	(71,203,348)
Gross profit	6,877,572
Selling, general and administrative	(69,208,430)
Other income	1,299,367
Other expense	(133,696,369)
Operating (loss) income	(194,727,860)
Loss on disposal of Bitcoin
Finance income	24,647,541
Finance costs	(37,594,482)
Income (loss) before income tax	(207,674,801)
Tax benefit (expense)	(435,086)
Net income (loss)	(208,109,887)
Non-controlling interest	(2,366,962)
Owners of the parent company	(205,742,925)
Hansol Acquisition [Member]
IfrsStatementLineItems [Line Items]
Total revenues	64,818,242
Cost of revenue	(49,281,096)
Gross profit	15,537,146
Selling, general and administrative	(14,490,164)
Other income	164,110
Other expense	(112,552)
Operating (loss) income	1,098,540
Loss on disposal of Bitcoin
Finance income	132,850
Finance costs	(187,577)
Income (loss) before income tax	1,043,813
Tax benefit (expense)	(148,134)
Net income (loss)	895,679
Non-controlling interest
Owners of the parent company	895,679
Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Cost of revenue
Gross profit
Selling, general and administrative	(45,000)
Other income
Other expense	(1,501,228)
Operating (loss) income	(1,546,228)
Loss on disposal of Bitcoin	(1,174,040)
Finance income
Finance costs	(272,130)
Income (loss) before income tax	(2,992,398)
Tax benefit (expense)	(330,270)
Net income (loss)	(3,322,668)
Non-controlling interest	(1,043,286)
Owners of the parent company	(2,279,382)
Pro Forma Combined [Member]
IfrsStatementLineItems [Line Items]
Total revenues	142,899,162
Cost of revenue	(120,484,444)
Gross profit	22,414,718
Selling, general and administrative	(83,743,594)
Other income	1,463,477
Other expense	(135,310,149)
Operating (loss) income	(195,175,548)
Loss on disposal of Bitcoin	(1,174,040)
Finance income	24,780,391
Finance costs	(38,054,189)
Income (loss) before income tax	(209,623,386)
Tax benefit (expense)	(913,490)
Net income (loss)	(210,536,876)
Non-controlling interest	(3,410,248)
Owners of the parent company	(207,126,628)
Content Merchandising Revenue [Member]
IfrsStatementLineItems [Line Items]
Total revenues	44,415,967
Content Merchandising Revenue [Member] | Hansol Acquisition [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Merchandising Revenue [Member] | Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Merchandising Revenue [Member] | Pro Forma Combined [Member]
IfrsStatementLineItems [Line Items]
Total revenues	44,415,967
F And B Revenue [Member]
IfrsStatementLineItems [Line Items]
Total revenues	12,228,818
F And B Revenue [Member] | Hansol Acquisition [Member]
IfrsStatementLineItems [Line Items]
Total revenues
F And B Revenue [Member] | Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
F And B Revenue [Member] | Pro Forma Combined [Member]
IfrsStatementLineItems [Line Items]
Total revenues	12,228,818
Content Production Revenue [Member]
IfrsStatementLineItems [Line Items]
Total revenues	20,690,997
Content Production Revenue [Member] | Hansol Acquisition [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Production Revenue [Member] | Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Production Revenue [Member] | Pro Forma Combined [Member]
IfrsStatementLineItems [Line Items]
Total revenues	20,690,997
Content Investment Revenue [Member]
IfrsStatementLineItems [Line Items]
Total revenues	745,138
Content Investment Revenue [Member] | Hansol Acquisition [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Investment Revenue [Member] | Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Investment Revenue [Member] | Pro Forma Combined [Member]
IfrsStatementLineItems [Line Items]
Total revenues	745,138
A I Based Digital Contact Center Revenue [Member]
IfrsStatementLineItems [Line Items]
Total revenues
A I Based Digital Contact Center Revenue [Member] | Hansol Acquisition [Member]
IfrsStatementLineItems [Line Items]
Total revenues	60,250,812
A I Based Digital Contact Center Revenue [Member] | Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
A I Based Digital Contact Center Revenue [Member] | Pro Forma Combined [Member]
IfrsStatementLineItems [Line Items]
Total revenues	60,250,812
Pet Healthcare Revenue [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Pet Healthcare Revenue [Member] | Hansol Acquisition [Member]
IfrsStatementLineItems [Line Items]
Total revenues	4,567,430
Pet Healthcare Revenue [Member] | Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Pet Healthcare Revenue [Member] | Pro Forma Combined [Member]
IfrsStatementLineItems [Line Items]
Total revenues	₩ 4,567,430